UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
           --------------------------------------------------
Address:   767 Fifth Avenue, 8th Floor
           --------------------------------------------------
           New York, New York 10153
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212 455-0900
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang          New York, New York          May 15, 2012
------------------------   ------------------------------  ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $2,430,044
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- ----
ANADARKO PETE CORP           COM            032511107   99,880 1,274,954 SH       SOLE                1,222,482  52,472    0
ANADARKO PETE CORP           COM            032511107   22,562   288,000 SH  CALL SOLE                        0       0    0
APPLE INC                    COM            037833100  119,479   199,281 SH       SOLE                  191,065   8,216    0
AVIS BUDGET GROUP INC        COM            053774105   55,511 3,923,050 SH       SOLE                3,761,468 161,582    0
BARNES & NOBLE INC           COM            067774109   73,844 5,573,111 SH       SOLE                5,329,833 243,278    0
CARNIVAL CORP                PAIRED CTF     143658300   38,042 1,185,851 SH       SOLE                1,116,052  69,799    0
COCA COLA ENTERPRISES INC NE COM            19122T109   73,361 2,565,073 SH       SOLE                2,459,477 105,596    0
COMVERSE TECHNOLOGY INC      COM PAR $0.10  205862402   51,462 7,490,821 SH       SOLE                7,182,211 308,610    0
CONVERGYS CORP               COM            212485106   16,636 1,246,168 SH       SOLE                1,172,737  73,431    0
COVENTRY HEALTH CARE INC     COM            222862104  115,017 3,233,532 SH       SOLE                3,100,496 133,036    0
DARLING INTL INC             COM            237266101   38,624 2,217,233 SH       SOLE                2,168,972  48,261    0
DIRECTV                      COM CL A       25490A101  157,959 3,201,441 SH       SOLE                3,069,531 131,910    0
EL PASO CORP                 COM            28336L109  160,739 5,439,559 SH       SOLE                5,215,628 223,931    0
ENERGIZER HLDGS INC          COM            29266R108  131,691 1,775,288 SH       SOLE                1,702,226  73,062    0
EXPEDIA INC DEL              COM NEW        30212P303  131,782 3,940,857 SH       SOLE                3,778,634 162,223    0
FOREST OIL CORP              COM PAR $0.01  346091705   24,842 2,049,704 SH       SOLE                1,965,376  84,328    0
HESS CORP                    COM            42809H107   99,612 1,689,767 SH       SOLE                1,620,273  69,494    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A  53071M104   63,142 3,307,615 SH       SOLE                3,171,402 136,213    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A  530322106  128,722 1,460,256 SH       SOLE                1,400,145  60,111    0
MARATHON PETE CORP           COM            56585A102  279,851 6,454,131 SH       SOLE                6,381,748  72,383    0
MCGRAW HILL COS INC          COM            580645109  128,205 2,645,031 SH       SOLE                2,539,030 106,001    0
MOTOROLA SOLUTIONS INC       COM NEW        620076307  113,749 2,237,823 SH       SOLE                2,145,671  92,152    0
NETFLIX INC                  COM            64110L106   45,830   398,383 SH       SOLE                  381,992  16,391    0
NORFOLK SOUTHERN CORP        COM            655844108   36,426   553,332 SH       SOLE                  520,769  32,563    0
OPKO HEALTH INC              COM            68375N103   12,682 2,681,193 SH       SOLE                2,556,404 124,789    0
SEMGROUP CORP                CL A           81663A105   41,625 1,428,453 SH       SOLE                1,363,092  65,361    0
SPDR GOLD TRUST              GOLD SHS       78463V107   27,903   172,115 SH       SOLE                  153,112  19,003    0
STRAYER ED INC               COM            863236105   48,450   513,900 SH       SOLE                  492,763  21,137    0
SUNCOKE ENERGY INC           COM            86722A103   15,283 1,075,491 SH       SOLE                1,012,199  63,292    0
VISTEON CORP                 COM NEW        92839U206   77,133 1,455,335 SH       SOLE                1,395,460  59,875    0